Property Plant and Equipment (Details Narrative) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
General and Administrative Expense [Member]
Statement [Line Items]
Depreciation charge	$ 34,000,000	$ 24,000,000
General And Administrative Expenses [Member]
Statement [Line Items]
Depreciation charge	4,000,000	0
At Cost [Member]
Statement [Line Items]
Depreciation charge	$ 105,000,000	$ 113,000,000